Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document Information Line Items
Entity Registrant Name	Fresh2 Group Limited
Document Type	6-K/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	This Form 6-K/A is being filed as an amendment to the Form 6-K dated November 9, 2023 (the “Original Form 6-K”). The purpose of this Form 6-K/A is to amend Exhibits 99.1 and 99.2 of the Original Form 6-K. The amendments made in this document are as follows: ● Numerical and Wording Revisions: We have made necessary corrections to certain numerical data and wording to ensure accuracy and clarity. These revisions do not materially alter the financial condition or results of operations previously reported. 1. We corrected disclosures regarding loss from disposal of Changwei on page F-18. 2. We corrected disclosures regarding revenues from related parties and third parties for the six months ended June 30, 2023 on page F-18. 3. We corrected disclosures regarding B. Liquidity and Capital Resources on page 5: 1) we changed the working capital deficit as of June 30, 2023 from RMB32,482 million to RMB32.5 million; 2) we changed the value of convertible notes from US$2,000 million to US$2 million; 3) we changed the two tranches of convertible notes sold from US$400 and US$1,600 to US$400,000 and US$1,600,000, respectively; 4) we changed the first payment received from RMB1,697 (US$234) to RMB1,697,000 (US$234,000). 4. We corrected the disclosures regarding capital expenditures for the six months ended June 30, 2022 and 2023 on page 6. ●Additional Disclosures: 1. We added and corrected disclosures regarding the GISN acquisition on page F-16 and page F-32, specific changes were made to 1) correct the disclosure to note the GISN acquisition is not from a related party, 2) correct the fair value of the assets acquired and liabilities assumed table to include ROU which was missed previously and added the omitted disclosure about revenue contributed by GISN for the six months ended June 30, 2023. 2.We added Information pertaining to recent dispositions to provide a more comprehensive understanding of our financial activities. ●Accounting Policy Modifications: Changes have been made to reflect updates in accounting policy after the adoption of ASU 2017-04 in 2022 on page F-9. ●Revision of Product Warranty and Return Policy Description: We have updated the descriptions of our product warranty and return policy to better reflect current practices and ensure transparency on page F-12. Except as described herein, no other changes have been made to the Original Form 6-K.
Entity Central Index Key	0001786511
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity File Number	001-39137